Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42409
Entity Registrant Name	Pony AI Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1301 Pearl Development Building
Entity Address, Adress Line Two	1 Mingzhu 1st Street, Hengli Town, Nansha District,
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	511458
Entity Common Stock, Shares Outstanding	433,541,553
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Beijing, the People’s Republic of China
Document Fiscal Period Focus	FY
Entity Central Index Key	0001969302
Amendment Flag	false
American depository shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents one Class A ordinary share, par value US$0.0005 per share
Trading Symbol	PONY
Security Exchange Name	NASDAQ
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0005 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Contact Personnel Name	Dr. Jun Peng
Country Region	86
City Area Code	020
Local Phone Number	3466-7656
Contact Personnel Email Address	ir@pony.ai
Entity Address, Address Line One	1301 Pearl Development Building
Entity Address, Adress Line Two	1 Mingzhu 1st Street, Hengli Town, Nansha District,
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	511458